SHAREHOLDERS’ EQUITY - Income reserves (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Dec. 10, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Operating Profit, Reserve Balance Maintenance		R$ (291,937)
Increase (decrease) through other changes, equity	R$ 5,000,000
Operating Profit, Reserve Balance		R$ 214,555	R$ (14,574)
Legal reserve
Disclosure of classes of share capital [line items]
Limit on share capital %		20.00%
Equity, reserve balance		R$ 2,517,519	1,847,109
Capital increase reserve
Disclosure of classes of share capital [line items]
Limit on share capital %		80.00%
Equity, reserve balance		R$ 10,128,485	2,807,632
Increase (decrease) through other changes, equity	2,807,632
Special statutory reserve
Disclosure of classes of share capital [line items]
Limit on share capital %		20.00%
Equity, reserve balance		R$ 2,972,996	1,847,109
Special statutory reserve | Top of range
Disclosure of classes of share capital [line items]
Percentage of Remaining Balance of Net Income		10.00%
Limit on share capital %		20.00%
Tax incentive reserve
Disclosure of classes of share capital [line items]
Equity, reserve balance		R$ 1,534,462	1,319,908
Investments reserve
Disclosure of classes of share capital [line items]
Equity, reserve balance		R$ 2,964,772	R$ 5,157,140
Increase (decrease) through other changes, equity	R$ 2,192,368
Legal Reserve [Domain] | Top of range
Disclosure of classes of share capital [line items]
Percentage of Remaining Balance of Net Income		5.00%
Limit on share capital %		20.00%
Percentage of Limited Legal Reserve Plus Capital Reserve of Share Capital		30.00%
Reserve for capital increase [Domain] | Top of range
Disclosure of classes of share capital [line items]
Percentage of Remaining Balance of Net Income		90.00%
Limit on share capital %		80.00%